SCHEDULE OF MOVEMENT IN CONTRACT LIABILITIES (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Contract Assetsliabilities
Beginning Balance	$ 131,564	$ 101,718	$ 62,779
Decrease in contract liabilities as a result of recognizing revenue during the period was included in the contract liabilities at the beginning of the period	(3,712)	(47,095)	(52,755)
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	28,134	76,343	91,499
Exchange difference	95	598	195
Ending Balance	$ 156,081	$ 131,564	$ 101,718